Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	16 Months Ended	26 Months Ended	40 Months Ended		44 Months Ended	48 Months Ended	60 Months Ended	65 Months Ended	68 Months Ended	73 Months Ended	93 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000205441
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000225935
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P2
C000008182
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		3.52%							3.17%					3.52%
C000008185
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000220414
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000241422
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P2
C000212772
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000212770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P2
C000008502
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000200986
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P2
C000008186
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		2.19%							3.90%					3.82%
C000008189
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P with Load
C000222877
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P2 with Load
C000166868
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		(0.63%)							(0.74%)				0.29%
C000166870
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000237722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P2
C000205444
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000205443
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P2
C000008206
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		4.27%							6.79%					8.15%
C000008209
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000220415
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
Without Sales Load [Member] | C000205441
Average Annual Return [Line Items]
Average Annual Return, Percent		13.67%							6.62%		7.29%
Without Sales Load [Member] | C000225935
Average Annual Return [Line Items]
Average Annual Return, Percent		14.29%				2.26%
Without Sales Load [Member] | C000008182
Average Annual Return [Line Items]
Average Annual Return, Percent		9.51%							4.34%					4.10%
Without Sales Load [Member] | C000008185
Average Annual Return [Line Items]
Average Annual Return, Percent		9.74%							4.58%					4.36%
Without Sales Load [Member] | C000220414
Average Annual Return [Line Items]
Average Annual Return, Percent		17.31%						13.71%
Without Sales Load [Member] | C000241422
Average Annual Return [Line Items]
Average Annual Return, Percent		17.74%	22.43%
Without Sales Load [Member] | C000212772
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.93%)			(21.64%)
Without Sales Load [Member] | C000212770
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.04%)		(11.54%)
Without Sales Load [Member] | C000008502
Average Annual Return [Line Items]
Average Annual Return, Percent		10.76%							0.70%	1.38%
Without Sales Load [Member] | C000200986
Average Annual Return [Line Items]
Average Annual Return, Percent		11.51%							1.52%			0.16%
Without Sales Load [Member] | C000008186
Average Annual Return [Line Items]
Average Annual Return, Percent		8.14%							5.08%					4.41%
Without Sales Load [Member] | C000008189
Average Annual Return [Line Items]
Average Annual Return, Percent		8.36%							5.35%					4.67%
Without Sales Load [Member] | C000222877
Average Annual Return [Line Items]
Average Annual Return, Percent		9.08%					7.70%
Without Sales Load [Member] | C000166868
Average Annual Return [Line Items]
Average Annual Return, Percent		3.24%							0.03%				0.78%
Without Sales Load [Member] | C000166870
Average Annual Return [Line Items]
Average Annual Return, Percent		3.42%							0.26%					0.99%
Without Sales Load [Member] | C000237722
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%
Without Sales Load [Member] | C000205444
Average Annual Return [Line Items]
Average Annual Return, Percent		2.99%							(0.26%)		1.09%
Without Sales Load [Member] | C000205443
Average Annual Return [Line Items]
Average Annual Return, Percent		3.04%					(2.27%)
Without Sales Load [Member] | C000008206
Average Annual Return [Line Items]
Average Annual Return, Percent		10.30%							8.00%					8.76%
Without Sales Load [Member] | C000008209
Average Annual Return [Line Items]
Average Annual Return, Percent		10.56%							8.26%					9.04%
Without Sales Load [Member] | C000220415
Average Annual Return [Line Items]
Average Annual Return, Percent		30.98%						15.00%
UBS Index: MSCI All Country World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Average Annual Return, Percent		19.38%							10.76%		11.49%
UBS Index: MSCI All Country World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Average Annual Return, Percent		19.38%							10.76%					8.43%
UBS Index: MSCI All Country World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Average Annual Return, Percent		19.38%							10.76%					8.43%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%						16.62%
UBS Index: MSCI China All Shares Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China All Shares Index (net)
Average Annual Return, Percent		(4.39%)			(16.14%)
UBS Index: MSCI China All Shares Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China All Shares Index (net)
Average Annual Return, Percent		(4.39%)		(6.93%)
UBS Index: MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Average Annual Return, Percent		12.55%							3.10%	3.18%
UBS Index: MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Average Annual Return, Percent		12.55%							3.10%			1.64%
UBS Index: MSCI World ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Net (USD)
Average Annual Return, Percent		11.22%							6.55%					4.27%
UBS Index: MSCI World ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Net (USD)
Average Annual Return, Percent		11.22%							6.55%					4.27%
UBS Index: MSCI World ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Net (USD)
Average Annual Return, Percent		11.22%					10.48%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.63%							(0.23%)				0.65%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.63%							(0.23%)					1.35%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.89%
UBS Index: Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.55%							(0.65%)		0.81%
UBS Index: Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Average Annual Return, Percent		1.55%					(3.34%)
UBS Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		9.14%							6.17%					7.39%
UBS Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		9.14%							6.17%					7.39%
UBS Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		33.48%						17.06%
UBS Index: MSCI All Country World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Average Annual Return, Percent		19.38%				7.15%
UBS Index: 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Average Annual Return, Percent		12.58%							6.41%					5.95%
UBS Index: FTSE World Government Bond Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index (Hedged in USD)
Average Annual Return, Percent		2.75%							(0.58%)					1.68%
UBS Index: 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Average Annual Return, Percent		12.58%							6.41%					5.95%
UBS Index: FTSE World Government Bond Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index (Hedged in USD)
Average Annual Return, Percent		2.75%							(0.58%)					1.68%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%	31.93%
UBS Index: MSCI ACWI ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Average Annual Return, Percent		11.62%							5.55%					3.84%
UBS Index: MSCI ACWI ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Average Annual Return, Percent		11.62%							5.55%					3.84%
UBS Index: MSCI ACWI ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Average Annual Return, Percent		11.62%					7.94%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.63%							(0.23%)		1.23%
UBS Index: Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Average Annual Return, Percent		3.13%							(0.05%)		1.32%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.63%					(2.61%)
UBS Index: Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Average Annual Return, Percent		3.13%					(2.18%)
UBS Index: Russell 3000 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index TR (USD)
Average Annual Return, Percent		23.13%							14.14%					12.15%
UBS Index: Russell 3000 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index TR (USD)
Average Annual Return, Percent		23.13%							14.14%					12.15%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		24.56%						16.62%